Leases - Schedule of components of lease cost (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Lease, Cost [Abstract]
Operating Lease, Cost	¥ 37,447	$ 5,429	¥ 34,785
Short-term Lease, Cost	2,267	329	1,740
Amortization of ROU assets			3,846
Interest expense on lease liabilities			295
Sublease income			(187)
Total lease cost	¥ 39,714	$ 5,758	¥ 40,479